Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ProFunds
Entity Central Index Key	0001039803
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000011076
Shareholder Report [Line Items]
Fund Name	Government Money Market ProFund
Class Name	Investor
Trading Symbol	MPIXX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Government Money Market ProFund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/mutual-funds/government-money-market. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/mutual-funds/government-money-market
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$49	0.97%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.97%
AssetsNet	$ 190,522,216
Holdings Count | Holding	1
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$190,522,216
Number of Holdings	1

C000011077
Shareholder Report [Line Items]
Fund Name	Government Money Market ProFund
Class Name	Service
Trading Symbol	MPSXX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Government Money Market ProFund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/mutual-funds/government-money-market. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/mutual-funds/government-money-market
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$98	1.97%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.97%
AssetsNet	$ 190,522,216
Holdings Count | Holding	1
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$190,522,216
Number of Holdings	1

C000226848
Shareholder Report [Line Items]
Fund Name	ProFund Access VP High Yield
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund Access VP High Yield (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund Access VP High Yield	$83	1.65%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.65%
AssetsNet	$ 13,902,816
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 50,625
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$13,902,816
Number of Holdings*	6
Net Investment Advisory Fees	$50,625
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The ProFund Access VP High Yield primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000011079
Shareholder Report [Line Items]
Fund Name	ProFund VP Asia 30
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Asia 30 (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Asia 30	$89	1.68%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.68%
AssetsNet	$ 18,510,207
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 57,232
InvestmentCompanyPortfolioTurnover	114.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$18,510,207
Number of Holdings*	30
Net Investment Advisory Fees	$57,232
Portfolio Turnover	114%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	7.7%
Alibaba Group Holding, Ltd.	6.8%
HDFC Bank, Ltd.	6.5%
Sea, Ltd.	5.0%
NetEase, Inc.	4.9%

C000011091
Shareholder Report [Line Items]
Fund Name	ProFund VP Banks
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Banks (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Banks	$84	1.68%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.68%
AssetsNet	$ 4,421,500
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 16,249
InvestmentCompanyPortfolioTurnover	142.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$4,421,500
Number of Holdings*	104
Net Investment Advisory Fees	$16,249
Portfolio Turnover	142%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Northern Trust Corp.	1.2%
Corebridge Financial, Inc	1.1%
Citigroup, Inc.	1.1%
JPMorgan Chase & Co.	1.1%
Citizens Financial Group, Inc.	1.1%

C000011086
Shareholder Report [Line Items]
Fund Name	ProFund VP Bear
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Bear (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Bear	$80	1.68%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.68%
AssetsNet	$ 1,725,997
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 7,371
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,725,997
Number of Holdings*	6
Net Investment Advisory Fees	$7,371
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The ProFund VP Bear primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000011092
Shareholder Report [Line Items]
Fund Name	ProFund VP Biotechnology
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Biotechnology (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Biotechnology	$77	1.63%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.63%
AssetsNet	$ 29,058,669
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 119,071
InvestmentCompanyPortfolioTurnover	125.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$29,058,669
Number of Holdings*	130
Net Investment Advisory Fees	$119,071
Portfolio Turnover	125%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Alnylam Pharmaceuticals, Inc.	2.6%
Exelixis, Inc.	2.6%
United Therapeutics Corp.	2.5%
Insmed, Inc.	2.5%
Gilead Sciences, Inc.	2.4%

C000011088
Shareholder Report [Line Items]
Fund Name	ProFund VP Bull
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Bull (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Bull	$85	1.68%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.68%
AssetsNet	$ 53,480,132
Holdings Count | Holding	511
Advisory Fees Paid, Amount	$ 202,304
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$53,480,132
Number of Holdings*	511
Net Investment Advisory Fees	$202,304
Portfolio Turnover	78%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	6.2%
Microsoft Corp.	6.0%
Apple, Inc.	5.0%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc. - Class A	2.6%

C000011107
Shareholder Report [Line Items]
Fund Name	ProFund VP Communication Services
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Communication Services (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Communication Services	$88	1.68%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.68%
AssetsNet	$ 15,060,490
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 48,458
InvestmentCompanyPortfolioTurnover	196.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$15,060,490
Number of Holdings*	29
Net Investment Advisory Fees	$48,458
Portfolio Turnover	196%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Meta Platforms, Inc. - Class A	18.3%
Alphabet, Inc. - Class A	9.4%
Netflix, Inc.	8.6%
Alphabet, Inc. - Class C	7.7%
Electronic Arts, Inc.	4.6%

C000011094
Shareholder Report [Line Items]
Fund Name	ProFund VP Consumer Discretionary
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Consumer Discretionary (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Consumer Discretionary	$82	1.69%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.69%
AssetsNet	$ 19,680,232
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 82,980
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$19,680,232
Number of Holdings*	57
Net Investment Advisory Fees	$82,980
Portfolio Turnover	57%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Amazon.com, Inc.	23.0%
Tesla, Inc.	16.2%
The Home Depot, Inc.	6.6%
Booking Holdings, Inc.	4.6%
McDonald's Corp.	4.2%

C000011095
Shareholder Report [Line Items]
Fund Name	ProFund VP Consumer Staples
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Consumer Staples (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Consumer Staples	$85	1.68%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.68%
AssetsNet	$ 10,461,818
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 41,827
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$10,461,818
Number of Holdings*	44
Net Investment Advisory Fees	$41,827
Portfolio Turnover	101%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Costco Wholesale Corp.	9.8%
Walmart, Inc.	9.4%
The Procter & Gamble Co.	8.3%
Philip Morris International, Inc.	6.3%
The Coca-Cola Co.	6.1%

C000032805
Shareholder Report [Line Items]
Fund Name	ProFund VP Dow 30
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Dow 30 (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Dow 30	$80	1.59%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.59%
AssetsNet	$ 365,813
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 1,338
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$365,813
Number of Holdings*	6
Net Investment Advisory Fees	$1,338
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The ProFund VP Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000024086
Shareholder Report [Line Items]
Fund Name	ProFund VP Emerging Markets
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Emerging Markets (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Emerging Markets	$91	1.68%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.68%
AssetsNet	$ 29,602,400
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 88,350
InvestmentCompanyPortfolioTurnover	698.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$29,602,400
Number of Holdings*	56
Net Investment Advisory Fees	$88,350
Portfolio Turnover	698%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	19.7%
Alibaba Group Holding, Ltd.	13.1%
HDFC Bank, Ltd.	8.4%
PDD Holdings, Inc.	4.2%
ICICI Bank, Ltd.	4.2%

C000011096
Shareholder Report [Line Items]
Fund Name	ProFund VP Energy
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Energy (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Energy	$83	1.68%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.68%
AssetsNet	$ 32,276,326
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 158,726
InvestmentCompanyPortfolioTurnover	804.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$32,276,326
Number of Holdings*	29
Net Investment Advisory Fees	$158,726
Portfolio Turnover	804%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Exxon Mobil Corp.	22.6%
Chevron Corp.	14.7%
ConocoPhillips	7.2%
The Williams Cos., Inc.	4.8%
EOG Resources, Inc.	4.5%

C000011080
Shareholder Report [Line Items]
Fund Name	ProFund VP Europe 30
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Europe 30 (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Europe 30	$90	1.68%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.68%
AssetsNet	$ 19,665,952
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 58,604
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$19,665,952
Number of Holdings*	30
Net Investment Advisory Fees	$58,604
Portfolio Turnover	50%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
SAP SE	7.7%
HSBC Holdings PLC	5.4%
ARM Holdings PLC	4.7%
Anheuser-Busch InBev S.A./N.V.	4.5%
British American Tobacco PLC	3.9%

C000012425
Shareholder Report [Line Items]
Fund Name	ProFund VP Falling U.S. Dollar
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Falling U.S. Dollar (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Falling U.S. Dollar	$88	1.68%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.68%
AssetsNet	$ 704,218
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$704,218
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The ProFund VP Falling U.S. Dollar primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000011097
Shareholder Report [Line Items]
Fund Name	ProFund VP Financials
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Financials (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Financials	$87	1.68%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.68%
AssetsNet	$ 36,290,998
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 138,727
InvestmentCompanyPortfolioTurnover	151.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$36,290,998
Number of Holdings*	80
Net Investment Advisory Fees	$138,727
Portfolio Turnover	151%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Berkshire Hathaway, Inc. - Class B	11.8%
JPMorgan Chase & Co.	10.6%
Visa, Inc. - Class A	8.0%
MasterCard, Inc. - Class A	6.0%
Bank of America Corp.	4.1%

C000011112
Shareholder Report [Line Items]
Fund Name	ProFund VP Government Money Market
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Government Money Market (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Government Money Market	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
AssetsNet	$ 28,346,488
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 70,873
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$28,346,488
Number of Holdings*	12
Net Investment Advisory Fees	$70,873

C000011098
Shareholder Report [Line Items]
Fund Name	ProFund VP Health Care
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Health Care (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Health Care	$82	1.68%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.68%
AssetsNet	$ 30,820,169
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 135,674
InvestmentCompanyPortfolioTurnover	444.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$30,820,169
Number of Holdings*	66
Net Investment Advisory Fees	$135,674
Portfolio Turnover	444%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Eli Lilly & Co.	12.2%
Johnson & Johnson	7.3%
AbbVie, Inc.	6.5%
UnitedHealth Group, Inc.	5.6%
Abbott Laboratories	4.7%

C000011100
Shareholder Report [Line Items]
Fund Name	ProFund VP Industrials
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Industrials (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Industrials	$88	1.68%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.68%
AssetsNet	$ 19,654,120
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 59,417
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$19,654,120
Number of Holdings*	85
Net Investment Advisory Fees	$59,417
Portfolio Turnover	86%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
General Electric Co.	5.9%
Uber Technologies, Inc.	4.2%
Raytheon Technologies Corp.	4.2%
Caterpillar, Inc.	3.9%
The Boeing Co.	3.4%

C000024087
Shareholder Report [Line Items]
Fund Name	ProFund VP International
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP International (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP International	$91	1.68%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.68%
AssetsNet	$ 12,862,948
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 43,494
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$12,862,948
Number of Holdings*	6
Net Investment Advisory Fees	$43,494
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The ProFund VP International primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000011101
Shareholder Report [Line Items]
Fund Name	ProFund VP Internet
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Internet (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Internet	$87	1.68%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.68%
AssetsNet	$ 15,211,286
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 51,370
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$15,211,286
Number of Holdings*	47
Net Investment Advisory Fees	$51,370
Portfolio Turnover	29%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Netflix, Inc.	10.3%
Meta Platforms, Inc. - Class A	9.9%
Amazon.com, Inc.	9.6%
Alphabet, Inc. - Class A	5.1%
Cisco Systems, Inc.	5.0%

C000011081
Shareholder Report [Line Items]
Fund Name	ProFund VP Japan
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Japan (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Japan	$85	1.68%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.68%
AssetsNet	$ 11,283,600
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 41,972
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$11,283,600
Number of Holdings*	6
Net Investment Advisory Fees	$41,972
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The ProFund VP Japan primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000011114
Shareholder Report [Line Items]
Fund Name	ProFund VP Large-Cap Growth
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Large-Cap Growth (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Large-Cap Growth	$87	1.68%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.68%
AssetsNet	$ 35,231,605
Holdings Count | Holding	218
Advisory Fees Paid, Amount	$ 107,897
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$35,231,605
Number of Holdings*	218
Net Investment Advisory Fees	$107,897
Portfolio Turnover	57%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	13.7%
Microsoft Corp.	6.8%
Meta Platforms, Inc. - Class A	5.7%
Apple, Inc.	5.0%
Broadcom, Inc.	4.6%

C000011113
Shareholder Report [Line Items]
Fund Name	ProFund VP Large-Cap Value
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Large-Cap Value (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Large-Cap Value	$84	1.68%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.68%
AssetsNet	$ 14,680,104
Holdings Count | Holding	408
Advisory Fees Paid, Amount	$ 53,894
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$14,680,104
Number of Holdings*	408
Net Investment Advisory Fees	$53,894
Portfolio Turnover	72%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Microsoft Corp.	7.2%
Apple, Inc.	6.8%
Amazon.com, Inc.	3.6%
Exxon Mobil Corp.	1.9%
Berkshire Hathaway, Inc. - Class B	1.8%

C000011093
Shareholder Report [Line Items]
Fund Name	ProFund VP Materials
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Materials (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Materials	$85	1.68%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.68%
AssetsNet	$ 11,650,992
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 48,370
InvestmentCompanyPortfolioTurnover	290.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$11,650,992
Number of Holdings*	32
Net Investment Advisory Fees	$48,370
Portfolio Turnover	290%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
New Linde PLC	16.0%
The Sherwin-Williams Co.	5.8%
Ecolab, Inc.	4.9%
Newmont Corp.	4.8%
Freeport-McMoRan, Inc.	4.6%

C000012418
Shareholder Report [Line Items]
Fund Name	ProFund VP Mid-Cap
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Mid-Cap (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Mid-Cap	$83	1.68%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.68%
AssetsNet	$ 10,437,726
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 35,973
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$10,437,726
Number of Holdings*	6
Net Investment Advisory Fees	$35,973
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The ProFund VP Mid-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000011116
Shareholder Report [Line Items]
Fund Name	ProFund VP Mid-Cap Growth
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Mid-Cap Growth (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Mid-Cap Growth	$83	1.68%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.68%
AssetsNet	$ 14,006,292
Holdings Count | Holding	249
Advisory Fees Paid, Amount	$ 43,013
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$14,006,292
Number of Holdings*	249
Net Investment Advisory Fees	$43,013
Portfolio Turnover	37%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Interactive Brokers Group, Inc. - Class A	1.6%
EMCOR Group, Inc.	1.6%
Guidewire Software, Inc.	1.3%
Rb Global, Inc.	1.3%
Comfort Systems USA, Inc.	1.2%

C000011115
Shareholder Report [Line Items]
Fund Name	ProFund VP Mid-Cap Value
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Mid-Cap Value (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Mid-Cap Value	$83	1.68%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.68%
AssetsNet	$ 9,920,493
Holdings Count | Holding	302
Advisory Fees Paid, Amount	$ 33,142
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$9,920,493
Number of Holdings*	302
Net Investment Advisory Fees	$33,142
Portfolio Turnover	63%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Flex, Ltd.	1.4%
US Foods Holding Corp.	1.3%
Reliance Steel & Aluminum Co.	1.2%
Fidelity National Financial, Inc.	1.1%
WP Carey, Inc.	1.0%

C000011110
Shareholder Report [Line Items]
Fund Name	ProFund VP Nasdaq-100
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Nasdaq-100 (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Nasdaq-100	$86	1.68%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.68%
AssetsNet	$ 159,956,459
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 527,010
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$159,956,459
Number of Holdings*	107
Net Investment Advisory Fees	$527,010
Portfolio Turnover	1%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	6.7%
Microsoft Corp.	6.4%
Apple, Inc.	5.3%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	3.7%

C000011102
Shareholder Report [Line Items]
Fund Name	ProFund VP Pharmaceuticals
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Pharmaceuticals (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Pharmaceuticals	$81	1.68%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.68%
AssetsNet	$ 7,688,146
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 31,042
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$7,688,146
Number of Holdings*	48
Net Investment Advisory Fees	$31,042
Portfolio Turnover	35%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Royalty Pharma PLC - Class A	4.0%
Corcept Therapeutics, Inc.	3.9%
Elanco Animal Health, Inc.	3.8%
Viatris, Inc.	3.8%
Pfizer, Inc.	3.7%

C000011103
Shareholder Report [Line Items]
Fund Name	ProFund VP Precious Metals
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Precious Metals (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Precious Metals	$105	1.68%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.68%
AssetsNet	$ 34,893,561
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 123,468
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$34,893,561
Number of Holdings*	6
Net Investment Advisory Fees	$123,468
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The ProFund VP Precious Metals primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000011104
Shareholder Report [Line Items]
Fund Name	ProFund VP Real Estate
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Real Estate (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Real Estate	$85	1.68%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.68%
AssetsNet	$ 4,934,041
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 17,744
InvestmentCompanyPortfolioTurnover	108.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$4,934,041
Number of Holdings*	37
Net Investment Advisory Fees	$17,744
Portfolio Turnover	108%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
American Tower Corp. - Class A	9.4%
Prologis, Inc.	8.8%
Welltower, Inc.	8.7%
Equinix, Inc.	7.1%
Digital Realty Trust, Inc.	5.0%

C000011111
Shareholder Report [Line Items]
Fund Name	ProFund VP Rising Rates Opportunity
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Rising Rates Opportunity (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Rising Rates Opportunity	$79	1.59%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.59%
AssetsNet	$ 7,107,558
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 30,228
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$7,107,558
Number of Holdings*	6
Net Investment Advisory Fees	$30,228
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000011105
Shareholder Report [Line Items]
Fund Name	ProFund VP Semiconductor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Semiconductor (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Semiconductor	$89	1.67%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.67%
AssetsNet	$ 58,442,010
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 258,732
InvestmentCompanyPortfolioTurnover	214.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$58,442,010
Number of Holdings*	39
Net Investment Advisory Fees	$258,732
Portfolio Turnover	214%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	24.9%
Broadcom, Inc.	8.4%
Advanced Micro Devices, Inc.	1.5%
Texas Instruments, Inc.	1.2%
QUALCOMM, Inc.	1.1%

C000033012
Shareholder Report [Line Items]
Fund Name	ProFund VP Short Dow 30
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Short Dow 30 (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short Dow 30	$77	1.55%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.55%
AssetsNet	$ 7,044
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 24
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$7,044
Number of Holdings*	2
Net Investment Advisory Fees	$24
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
C000024064
Shareholder Report [Line Items]
Fund Name	ProFund VP Short Emerging Markets
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Short Emerging Markets (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short Emerging Markets	$77	1.68%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.68%
AssetsNet	$ 295,273
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 1,561
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$295,273
Number of Holdings*	6
Net Investment Advisory Fees	$1,561
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The ProFund VP Short Emerging Markets primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000024065
Shareholder Report [Line Items]
Fund Name	ProFund VP Short International
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Short International (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short International	$75	1.64%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.64%
AssetsNet	$ 2,077,477
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 4,115
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,077,477
Number of Holdings*	6
Net Investment Advisory Fees	$4,115
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The ProFund VP Short International primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000011087
Shareholder Report [Line Items]
Fund Name	ProFund VP Short Mid-Cap
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Short Mid-Cap (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short Mid-Cap	$83	1.68%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.68%
AssetsNet	$ 57,228
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 399
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$57,228
Number of Holdings*	6
Net Investment Advisory Fees	$399
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The ProFund VP Short Mid-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000011090
Shareholder Report [Line Items]
Fund Name	ProFund VP Short Nasdaq-100
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Short Nasdaq-100 (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short Nasdaq-100	$80	1.69%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.69%
AssetsNet	$ 2,122,772
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 9,778
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,122,772
Number of Holdings*	6
Net Investment Advisory Fees	$9,778
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The ProFund VP Short Nasdaq-100 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000011089
Shareholder Report [Line Items]
Fund Name	ProFund VP Short Small-Cap
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Short Small-Cap (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short Small-Cap	$84	1.68%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.68%
AssetsNet	$ 839,802
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 5,442
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$839,802
Number of Holdings*	6
Net Investment Advisory Fees	$5,442
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The ProFund VP Short Small-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000011099
Shareholder Report [Line Items]
Fund Name	ProFund VP Small-Cap
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Small-Cap (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Small-Cap	$82	1.68%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.68%
AssetsNet	$ 7,077,600
Holdings Count | Holding	1,996
Advisory Fees Paid, Amount	$ 21,147
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$7,077,600
Number of Holdings*	1,996
Net Investment Advisory Fees	$21,147
Portfolio Turnover	9%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Credo Technology Group Holding, Ltd.	0.5%
Fabrinet	0.4%
IonQ, Inc.	0.4%
Hims & Hers Health, Inc.	0.3%
HealthEquity, Inc.	0.3%

C000011078
Shareholder Report [Line Items]
Fund Name	ProFund VP Small-Cap Growth
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Small-Cap Growth (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Small-Cap Growth	$82	1.68%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.68%
AssetsNet	$ 15,800,882
Holdings Count | Holding	347
Advisory Fees Paid, Amount	$ 61,288
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$15,800,882
Number of Holdings*	347
Net Investment Advisory Fees	$61,288
Portfolio Turnover	18%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
AeroVironment, Inc.	1.2%
Brinker International, Inc.	1.2%
SPX Technologies, Inc.	1.1%
Badger Meter, Inc.	1.0%
Armstrong World Industries, Inc.	1.0%

C000011117
Shareholder Report [Line Items]
Fund Name	ProFund VP Small-Cap Value
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Small-Cap Value (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Small-Cap Value	$80	1.69%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.69%
AssetsNet	$ 13,925,656
Holdings Count | Holding	465
Advisory Fees Paid, Amount	$ 60,188
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$13,925,656
Number of Holdings*	465
Net Investment Advisory Fees	$60,188
Portfolio Turnover	28%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Mr. Cooper Group, Inc.	1.5%
Qorvo, Inc.	1.2%
BorgWarner, Inc.	1.2%
Jackson Financial, Inc. - Class A	1.0%
Sandisk Corp.	1.0%

C000011106
Shareholder Report [Line Items]
Fund Name	ProFund VP Technology
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Technology (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Technology	$83	1.61%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.61%
AssetsNet	$ 55,377,503
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 179,838
InvestmentCompanyPortfolioTurnover	128.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$55,377,503
Number of Holdings*	75
Net Investment Advisory Fees	$179,838
Portfolio Turnover	128%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	14.3%
Microsoft Corp.	13.7%
Apple, Inc.	11.4%
Broadcom, Inc.	4.8%
Oracle Corp.	3.5%

C000011082
Shareholder Report [Line Items]
Fund Name	ProFund VP UltraBull
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP UltraBull (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraBull	$85	1.68%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.68%
AssetsNet	$ 19,170,558
Holdings Count | Holding	510
Advisory Fees Paid, Amount	$ 116,185
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$19,170,558
Number of Holdings*	510
Net Investment Advisory Fees	$116,185
Portfolio Turnover	44%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	4.9%
Microsoft Corp.	4.7%
Apple, Inc.	3.9%
Amazon.com, Inc.	2.7%
Meta Platforms, Inc. - Class A	2.0%

C000011083
Shareholder Report [Line Items]
Fund Name	ProFund VP UltraMid-Cap
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP UltraMid-Cap (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraMid-Cap	$81	1.69%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.69%
AssetsNet	$ 9,153,467
Holdings Count | Holding	407
Advisory Fees Paid, Amount	$ 32,091
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$9,153,467
Number of Holdings*	407
Net Investment Advisory Fees	$32,091
Portfolio Turnover	22%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Interactive Brokers Group, Inc. - Class A	0.6%
EMCOR Group, Inc.	0.6%
Guidewire Software, Inc.	0.4%
Rb Global, Inc.	0.4%
Flex, Ltd.	0.4%

C000011085
Shareholder Report [Line Items]
Fund Name	ProFund VP UltraNasdaq-100
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP UltraNasdaq-100 (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraNasdaq-100	$87	1.68%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.68%
AssetsNet	$ 268,420,485
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 810,184
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$268,420,485
Number of Holdings*	107
Net Investment Advisory Fees	$810,184
Portfolio Turnover	21%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	6.4%
Microsoft Corp.	6.2%
Apple, Inc.	5.1%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	3.6%

C000032809
Shareholder Report [Line Items]
Fund Name	ProFund VP UltraShort Dow 30
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP UltraShort Dow 30 (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraShort Dow 30	$79	1.68%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.68%
AssetsNet	$ 2,368
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 14
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,368
Number of Holdings*	1
Net Investment Advisory Fees	$14
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The ProFund VP UltraShort Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000012429
Shareholder Report [Line Items]
Fund Name	ProFund VP UltraShort Nasdaq-100
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP UltraShort Nasdaq-100 (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraShort Nasdaq-100	$74	1.65%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.65%
AssetsNet	$ 239,324
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 11,988
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$239,324
Number of Holdings*	6
Net Investment Advisory Fees	$11,988
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The ProFund VP UltraShort Nasdaq-100 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000011084
Shareholder Report [Line Items]
Fund Name	ProFund VP UltraSmall-Cap
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP UltraSmall-Cap (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraSmall-Cap	$80	1.69%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.69%
AssetsNet	$ 13,162,970
Holdings Count | Holding	1,998
Advisory Fees Paid, Amount	$ 40,674
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$13,162,970
Number of Holdings*	1,998
Net Investment Advisory Fees	$40,674
Portfolio Turnover	25%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
Credo Technology Group Holding, Ltd.	0.4%
Fabrinet	0.3%
IonQ, Inc.	0.3%
Hims & Hers Health, Inc.	0.3%
HealthEquity, Inc.	0.2%

C000011109
Shareholder Report [Line Items]
Fund Name	ProFund VP U.S. Government Plus
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP U.S. Government Plus (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP U.S. Government Plus	$68	1.37%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.37%
AssetsNet	$ 6,128,705
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 15,706
InvestmentCompanyPortfolioTurnover	195.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$6,128,705
Number of Holdings*	7
Net Investment Advisory Fees	$15,706
Portfolio Turnover	195%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The ProFund VP U.S. Government Plus primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000011108
Shareholder Report [Line Items]
Fund Name	ProFund VP Utilities
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Utilities (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/literature/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Utilities	$87	1.68%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.68%
AssetsNet	$ 51,027,649
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 119,671
InvestmentCompanyPortfolioTurnover	485.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$51,027,649
Number of Holdings*	37
Net Investment Advisory Fees	$119,671
Portfolio Turnover	485%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Largest Equity Holdings
Holding	% of Net Assets
NextEra Energy, Inc.	11.1%
Constellation Energy Corp.	7.9%
The Southern Co.	7.8%
Duke Energy Corp.	7.1%
Vistra Corp.	5.1%